RELATED PARTY TRANSACTIONS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Due from related parties	$ 2,487	$ 1,625
Current liabilities
Current payables to related parties	1,312	1,011
Non-current liabilities
Due to related parties	528	485
Liabilities Excluding Non-Recourse Borrowings
Non-current liabilities
Due to related parties	528	485
Brookfield
Current assets
Due from related parties	0	16
Current liabilities
Current payables to related parties	175	67
Non-current liabilities
Due to related parties	6	9
The Partnership
Current assets
Due from related parties	2,427	1,590
Current liabilities
Current payables to related parties	1,090	903
Non-current liabilities
Due to related parties	87	42
Brookfield Wealth Solutions
Current liabilities
Current payables to related parties	24	24
Non-current liabilities
Due to related parties	434	434
Brookfield Wealth Solutions | Non-recourse borrowings
Non-current liabilities
Due to related parties	213	0
Equity-accounted investments and other
Current assets
Due from related parties	60	19
Current liabilities
Current payables to related parties	23	17
Non-current liabilities
Due to related parties	$ 1	$ 0